JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 83.7%
Aerospace & Defense — 0.7%
General Dynamics Corp.	27	6,585
Northrop Grumman Corp.	28	12,583

		19,168

Air Freight & Logistics — 1.3%
United Parcel Service, Inc., Class B	182	38,955

Banks — 1.1%
US Bancorp	458	24,317
Wells Fargo & Co.	182	8,836

		33,153

Beverages — 3.2%
Coca-Cola Co. (The)	657	40,742
Constellation Brands, Inc., Class A	63	14,527
PepsiCo, Inc.	225	37,666

		92,935

Biotechnology — 3.2%
AbbVie, Inc.	302	48,937
Regeneron Pharmaceuticals, Inc.*	27	19,192
Vertex Pharmaceuticals, Inc.*	94	24,499

		92,628

Building Products — 1.1%
Trane Technologies plc	205	31,249

Capital Markets — 1.9%
Intercontinental Exchange, Inc.	180	23,790
S&P Global, Inc.	78	31,813

		55,603

Chemicals — 3.2%
Air Products and Chemicals, Inc.	79	19,709
Corteva, Inc.	204	11,751
Ecolab, Inc.	49	8,633
Linde plc (United Kingdom)	122	38,980
PPG Industries, Inc.	100	13,161

		92,234

Consumer Finance — 0.3%
American Express Co.	54	10,078

Containers & Packaging — 0.6%
Avery Dennison Corp.	95	16,530

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B*	95	33,392

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	665	33,850

Electric Utilities — 4.3%
Alliant Energy Corp.	417	26,081
Evergy, Inc.	258	17,617
Exelon Corp.	705	33,598
FirstEnergy Corp.	365	16,733
NextEra Energy, Inc.	377	31,960

		125,989

Electrical Equipment — 1.1%
Eaton Corp. plc	205	31,074

Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies, Inc.*	89	14,064

Entertainment — 0.2%
Netflix, Inc.*	19	7,174

Equity Real Estate Investment Trusts (REITs) — 2.9%
Camden Property Trust	29	4,887
Equinix, Inc.	11	8,454
Mid-America Apartment Communities, Inc.	33	6,962
Prologis, Inc.	160	25,905
Public Storage	52	20,222
SBA Communications Corp.	12	4,231
Sun Communities, Inc.	83	14,516

		85,177

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	37	21,432
Walmart, Inc.	253	37,636

		59,068

Food Products — 2.9%
Archer-Daniels-Midland Co.	57	5,132
Hershey Co. (The)	191	41,382
Mondelez International, Inc., Class A	579	36,341

		82,855

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	271	32,021
Boston Scientific Corp.*	181	7,995

		40,016

Health Care Providers & Services — 2.1%
Anthem, Inc.	30	14,714
Centene Corp.*	55	4,606
UnitedHealth Group, Inc.	83	42,309

		61,629

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	88	21,714

Household Products — 2.2%
Kimberly-Clark Corp.	223	27,479
Procter & Gamble Co. (The)	245	37,477

		64,956

Insurance — 4.4%
Arthur J Gallagher & Co.	227	39,579
Chubb Ltd.	38	8,147
Hartford Financial Services Group, Inc. (The)	170	12,193
Progressive Corp. (The)	396	45,113
Travelers Cos., Inc. (The)	128	23,332

		128,364

Interactive Media & Services — 1.4%
Alphabet, Inc., Class A*	15	41,512

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	10	33,936

IT Services — 6.3%
Accenture plc, Class A	110	37,134
Automatic Data Processing, Inc.	118	26,768
International Business Machines Corp.	56	7,337
Jack Henry & Associates, Inc.	202	39,880
Mastercard, Inc., Class A	112	40,186
Visa, Inc., Class A	156	34,510

		185,815

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	67	39,321

Machinery — 3.3%
Deere & Co.	90	37,338
Dover Corp.	227	35,694
Otis Worldwide Corp.	224	17,234
Stanley Black & Decker, Inc.	49	6,917

		97,183

Media — 1.8%
Charter Communications, Inc., Class A*	27	14,811
Comcast Corp., Class A	790	37,003

		51,814

Multiline Retail — 0.4%
Target Corp.	49	10,414

Multi-Utilities — 3.2%
Ameren Corp.	285	26,689
Consolidated Edison, Inc.	146	13,844
DTE Energy Co.	200	26,494
WEC Energy Group, Inc.	254	25,349

		92,376

Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.	121	19,782
Exxon Mobil Corp.	321	26,480
TC Energy Corp. (Canada)	415	23,393

		69,655

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	618	45,097
Eli Lilly & Co.	144	41,163
Johnson & Johnson	171	30,237
Merck & Co., Inc.	169	13,891

		130,388

Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	166	14,601
Leidos Holdings, Inc.	66	7,133

		21,734

Road & Rail — 4.0%
Norfolk Southern Corp.	139	39,527
Old Dominion Freight Line, Inc.	134	39,966
Union Pacific Corp.	133	36,217

		115,710

Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	80	13,270
Texas Instruments, Inc.	213	39,006

		52,276

Software — 2.5%
Intuit, Inc.	58	27,794
Microsoft Corp.	141	43,608

		71,402

Specialty Retail — 2.8%
AutoZone, Inc.*	3	7,125
Lowe’s Cos., Inc.	165	33,407
O’Reilly Automotive, Inc.*	58	39,723

		80,255

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	30	5,158

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	164	22,091

Tobacco — 0.9%
Altria Group, Inc.	241	12,580
Philip Morris International, Inc.	143	13,432

		26,012

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.*	115	14,741

TOTAL COMMON STOCKS (Cost $2,250,053)		2,433,648

	Principal Amount ($000)
EQUITY-LINKED NOTES — 14.9%
Barclays Bank plc, ELN, 57.05%, 5/2/2022, (linked to S&P 500 Index) (United Kingdom)(a)	10	44,665
BNP Paribas, ELN, 73.20%, 4/11/2022, (linked to S&P 500 Index) (France)(b)	10	43,296
BNP Paribas, ELN, 74.95%, 4/22/2022, (linked to S&P 500 Index) (France)(b)	11	42,800
Citigroup Global Markets Holdings, Inc., ELN, 65.10%, 4/25/2022, (linked to S&P 500 Index)(b)	9	38,793
Credit Suisse AG, ELN, 45.35%, 5/6/2022, (linked to S&P 500 Index) (Switzerland)(b)	10	48,128
Credit Suisse AG, ELN, 77.50%, 4/19/2022, (linked to S&P 500 Index) (Switzerland)(b)	11	44,150
GS Finance Corp., ELN, 55.12%, 4/29/2022, (linked to S&P 500 Index)(b)	10	45,122
GS Finance Corp., ELN, 80.30%, 4/18/2022, (linked to S&P 500 Index)(b)	11	37,592
Royal Bank of Canada, ELN, 50.05%, 5/9/2022, (linked to S&P 500 Index) (Canada)(b)	11	50,270
Royal Bank of Canada, ELN, 84.10%, 4/8/2022, (linked to S&P 500 Index) (Canada)(b)	9	38,752

TOTAL EQUITY-LINKED NOTES (Cost $448,851)		433,568

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32%(c)(d)(Cost $57,274)	57,263	57,274

Total Investments — 100.6% (Cost $2,756,178)		2,924,490
Liabilities in Excess of Other Assets — (0.6)%		(18,789)

Net Assets — 100.0%		2,905,701

Percentages indicated are based on net assets.

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ELN	Equity-Linked Note

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	304	06/2022	USD	68,879	1,078

Abbreviations

USD	United States Dollar

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	2,433,648	—	—	2,433,648
Equity-Linked Notes	—	433,568	—	433,568
Short-Term Investments
Investment Companies	57,274	—	—	57,274

Total Investments in Securities	$2,490,922	$433,568	$—	$2,924,490

Appreciation in Other Financial Instruments
Futures Contracts	$1,078	$—	$—	$1,078

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32%(a)(b)	$43,928	$2,635,628	$2,622,282	$—	(c)	$—	(c)	$57,274	57,263	$23	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.